Fasanara Capital Absolute Return Multi-Asset Fund
Fasanara Capital Absolute Return Multi-Asset Fund
Investment Objective

The Fasanara Capital Absolute Return Multi-Asset Fund (the "Fund") seeks to achieve positive absolute returns. A positive "absolute return" seeks to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction.

Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Fasanara Capital Absolute Return Multi-Asset Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed on shares held for less than 30 days, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Fasanara Capital Absolute Return Multi-Asset Fund Institutional Shares
Management Fees	1.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.52%	[1]
Total Annual Fund Operating Expenses	2.27%
Fee Waiver and/or Expense Reimbursement	(1.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%
[1]	Other Expenses are based on estimated amounts for the current fiscal year based on aggregate net assets of $50 million in the Fund.
[2]	Fasanara Capital Limited (the "Adviser"), the Fund's investment adviser, has contractually agreed to waive management fees and/or reimburse expenses through April 30, 2017 to the extent that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) exceed (i) 1.25% of the Fund's average daily net assets of the Fund up to the first $50 million in net assets and (ii) 2.00% of the Fund's average daily net assets should net assets exceed $50 million. This contractual limitation may not be terminated before April 30, 2017 without the approval of the Board of Directors of The RBB Fund, Inc. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Class Shares of the Fund and for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
Fasanara Capital Absolute Return Multi-Asset Fund | Institutional Shares | USD ($)	127	611

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. Portfolio turnover may vary from year to year, as well as within a year. As of the date of this Prospectus, the Fund had not commenced operations.

Principal Investment Strategies

The Fund will seek its investment objective by investing across multiple asset classes and employing various hedging strategies across fixed income, equity and currency markets while seeking to capitalize on market value inefficiencies.

Although the specific strategies the Fund pursues and the manner in which the Fund pursues such strategies may change from time to time, the Fund is currently expected to use three complementary investment "sleeves" to seek diversification across asset classes. The Fund will invest opportunistically while identifying undervalued assets across the capital structure (senior vs. junior debt) or across asset classes (debt vs. equity) or across financial instruments (cash vs. derivatives). The three investment sleeves are the Value Sleeve, the Hedging and Cheap Optionality Sleeve and the Tactical Sleeve. Although the actual allocation will vary from time to time, and even for substantial periods of time, when the Adviser deems such variances appropriate from a portfolio management standpoint, the Adviser generally intends to allocate approximately 80% of the Fund's risk to the Value Sleeve, 10% of the Fund's risk to the Hedging and Cheap Optionality Sleeve and 10% of the Fund's risk to the Tactical Sleeve under normal market conditions.

Value Sleeve

The Fund's Value Sleeve emphasizes the identification of undervalued assets in the debt and equities markets. The Value Sleeve will invest in sovereign debt obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, supranational debt (i.e., debt issued by entities such as the World Bank and the Asian Development Bank), corporate debt obligations, high yield debt (also known as "junk bonds"), convertible bonds, bank obligations, commercial paper, repurchase agreements, and other debt obligations of domestic and foreign issuers. The maturity of the debt obligations in the Value Sleeve will generally range from 12-24 months. The Value Sleeve will also invest in equity securities, primarily common stocks, preferred stocks and convertible securities.

Hedging and Cheap Optionality Sleeve

The Hedging and Cheap Optionality Sleeve will (i) hedge against risks specifically related to the Value Sleeve's positions and (ii) hedge against macro-economic and market scenarios that may affect the Fund. The Fund may invest in a wide variety of derivative instruments, including forward foreign currency exchange contracts; non-deliverable forwards; futures on securities, interest rates, indices, currencies, swaps and other investments; options, including "cheap" options whose absolute price is low; and interest rate swaps, currency swaps, total return swaps and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities. Although the Fund will not engage in short sales, the Fund expects to use derivatives to create synthetic short exposures. The Fund may engage in repurchase agreements, reverse repurchase agreements, forward commitments and securities lending. The Hedging and Cheap Optionality Sleeve is likely to have cash balances surplus to margin requirements. The cash balances will be invested in short-term, highly liquid money market securities to meet cover requirements and margin calls on derivative investments. Generally, aggregate premiums on options in the Hedging and Cheap Optionality Sleeve will be less than 2% of the Fund's net asset value.

Tactical Sleeve

The Tactical Sleeve will seek to complement the Value Sleeve's long-term horizon with intra-day investments. The sleeve will invest in equity securities, interest rates and currencies directly and via the use of derivatives. However, the Tactical Sleeve is strictly used for intra-day trading and, generally, does not have open positions overnight.

The Fund will be managed in a manner designed to control volatility. The Adviser will use daily quantitative and qualitative methods to assess the level of risk (i.e., volatility of return) for the Fund. These methods employ proprietary financial models and comprehensive scenario analysis based on the Fund's daily volatility, periodic drawdowns, net equity exposure and performance characteristics. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The Adviser, on average, will target an annualized volatility level for the Fund of 5%, with a daily portfolio volatility band of +1% to -1%; however, the Fund's actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions. Actual or realized volatility can and will differ from the forecasted or target volatility described above.

The Fund's portfolio will typically be comprised of securities from 40 to 60 single issuers across asset classes. A maximum allocation per security issued by the same issuer will be 10% of total net assets. The annual portfolio turnover rate for the Fund is expected to exceed 100%, which is considered to be high.

The Fund will primarily invest in US and European issuers, and may invest in instruments rated below investment grade (rated below BBB by either Standard & Poor's Ratings Services ("S&P") or below Baa by Moody's Investors Service, Inc. ("Moody's")) or in unrated instruments considered to be of comparable quality by the investment adviser, but not in instruments rated below B- by S&P or B2 by Moody's. The Fund is "diversified" for purposes of the Investment Company Act of 1940, as amended, (the "1940 Act"). The Fund may not invest more than 15% of its net assets in illiquid securities. The Fund's investments in certain derivative instruments involve the use of leverage.

Principal Risks

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

■  Absolute Return Strategy Risk: The Fund's returns may deviate from overall market returns to a greater degree than other funds that do not employ an absolute return focus. In addition, if the Adviser takes a defensive posture by hedging the Fund's portfolio and stock prices subsequently advance, the Fund's returns may be lower than expected and lower than if the Fund's portfolio had not been hedged.

■  Below Investment Grade Debt Obligations Risk: The Fund may invest in high yield debt obligations, such as bonds and debentures, issued by corporations and other business organizations. An issuer of debt obligations may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Such high yield debt obligations are referred to as "junk bonds" and are not considered to be investment grade. High yield securities are considered speculative with respect to an issuer's ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

■  Convertible Securities Risk: Securities that can be converted into common stock, such as certain securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to the risks associated with equity securities.

■  Counterparty Risk: Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker or the futures commission merchant, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

■  Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

■  Currency Risk: Investment in foreign securities also involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

■  Derivatives Risk: The Fund's investments in derivative instruments including options, forward currency exchange contracts, swaps and futures, which may be leveraged, may result in losses. Investments in derivative instruments may result in losses exceeding the amounts invested.

■  Fixed Income Securities Risk: Fixed income securities in which the Fund may invest are subject to certain risks, including: interest rate risk, prepayment risk and credit/default risk. Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes. Prepayment risk involves the risk that in declining interest rate environments prepayments of principal could increase and require the Fund to reinvest proceeds of the prepayments at lower interest rates. Credit risk involves the risk that the credit rating of a security may be lowered.

■  Foreign Investments Risk: International investing is subject to special risks, including currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices.

■  Forward and Futures Risk: The successful use of forward and futures contracts draws upon the Adviser's skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (a) the imperfect correlation between the change in market value of instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market, and possible regulatory position limits and restrictions, for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

■  Hedging Transactions Risk: The Adviser will employ various hedging techniques. The success of the Fund's hedging strategy will be subject to the Adviser's ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund's hedging strategy will also be subject to the Adviser's ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own cost.

■  High Portfolio Turnover Risk: The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

■  Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

■  Leveraging Risk: Investments in derivative instruments may give rise to a form of leverage. The Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Adviser may increase the volatility of the Fund. These leveraged instruments may result in losses to the Fund or may adversely affect the Fund's net asset value ("NAV") or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

■  Management Risk: The Fund is subject to the risk of investment selection. In other words, the securities in the Fund may not perform as well as expected, and/or the Fund's portfolio management practices may not work to achieve their desired result.

■  Market Risk: The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money.

■  New Fund Risk: The Fund is newly-formed. Investors bear the risk that the Fund may not grow to or maintain economically viable size, not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders.

■  Options Risk: An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may "cover" a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

■  Short Positions Risk: The Fund will engage in transactions through which it obtains synthetic short exposure to equities or fixed income markets through derivative investments (such as forwards, futures contracts or swaps on equity or fixed income indexes). A synthetic short position replicates the economic effect of a transaction in which the Fund sells a security it does not own but has borrowed, in anticipation that the market price of that security will decline. The Fund's investment strategy of taking synthetic short positions may effectively create leverage.

■  Sovereign Debt Risk: A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors. Some of these factors include the debtor's cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

■  Swaps Risk: In a standard "swap" transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty's defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

■  Volatility Risk: The Fund may have investments that increase or decrease significantly in value over short periods of time. This may cause the Fund's net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss. Additionally, a portfolio comprised primarily of low volatility securities may limit the Fund's gains in rising markets.

Performance Information
Because the Fund has less than one full calendar year of performance, no performance information has been included.